Document and Entity Information	Jul. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2021
Entity Registrant Name	KAISER ALUMINUM CORP
Entity Central Index Key	0000811596
Entity Emerging Growth Company	false
Entity Incorporation State Country Code	DE
Entity File Number	1-09447
Entity Tax Identification Number	94-3030279
Entity Address, Address Line One	27422 Portola Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Foothill Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92610-2831
City Area Code	(949)
Local Phone Number	614-1740
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	KALU
Security Exchange Name	NASDAQ